Related Party Transaction (Details) $ / shares in Units, $ in Millions			3 Months Ended		6 Months Ended		12 Months Ended
	Oct. 09, 2024 USD ($) $ / shares shares	Dec. 29, 2017 HKD ($)	Sep. 30, 2025 USD ($)	Sep. 30, 2024 USD ($)	Sep. 30, 2025 USD ($)	Sep. 30, 2024 USD ($)	Mar. 31, 2025 USD ($)	Mar. 31, 2024 USD ($)	Mar. 31, 2023 $ / shares	Nov. 30, 2021 $ / shares
Related Party Transaction [Line Items]
Related party amount			$ 256,410		$ 256,410
Purchase price per share (in Dollars per share) | $ / shares									$ 0.0081	$ 1
Federal income tax flat rate							21.00%	21.00%
Huihe Zheng [Member]
Related Party Transaction [Line Items]
Related party amount						$ 129,056	$ 129,056	$ 244,313
Repayment of related party							$ 812,277
Outstanding principal amount	$ 600,000
HONG KONG
Related Party Transaction [Line Items]
Income tax rate					16.50%		16.50%
Assessable profits (in Dollars)		$ 2.0
US [Member]
Related Party Transaction [Line Items]
Federal income tax flat rate					21.00%	21.00%	21.00%	21.00%
Minimum [Member] | HONG KONG
Related Party Transaction [Line Items]
Income tax rate		8.25%
Maximum [Member] | HONG KONG
Related Party Transaction [Line Items]
Income tax rate		16.50%
Series B [Member] | Huihe Zheng [Member]
Related Party Transaction [Line Items]
Shares issued (in Shares) | shares	6,000,000
Purchase price per share (in Dollars per share) | $ / shares	$ 0.1